Consolidated Balance Sheets Balance Sheet (Paranthetical) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Authorized	1,046,947,157	1,044,767,336
Issued	1,046,947,157	1,044,767,336
Outstanding	1,046,947,157	1,044,767,336	1,077,500,000	1,119,800,000
Preferred Units, Authorized	329,299,267	0
Preferred Units, Issued	329,299,267	0
Preferred Units, Outstanding	329,299,267	0
Class D Units [Member]
Class of Stock [Line Items]
Authorized	0	2,156,000
Issued	0	2,156,000
Outstanding	0	2,156,000